Accumulated other comprehensive income (Details) (CHF) In Millions, unless otherwise specified			6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Gains/(losses) on cash flow hedges	Jun. 30, 2011 Gains/(losses) on cash flow hedges	Jun. 30, 2012 Cumulative translation adjustments	Jun. 30, 2011 Cumulative translation adjustments	Jun. 30, 2012 Unrealized gains/(losses) on securities	Jun. 30, 2011 Unrealized gains/(losses) on securities	Jun. 30, 2012 Actuarial gains/(losses)	Jun. 30, 2011 Actuarial gains/(losses)	Jun. 30, 2012 Net prior service credit/ (cost)	Jun. 30, 2011 Net prior service credit/ (cost)	Jun. 30, 2012 Accumulated other comprehensive income	Jun. 30, 2011 Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income (CHF million)
Balance	(10,962)	(10,955)	0	32	(10,326)	(9,994)	96	99	(729)	(871)	4	5	(10,955)	(10,729)
Increase/(decrease)			1	5	(157)	(1,942)	133	(14)	(1)	0	0	0	(24)	(1,951)
Reclassification adjustments, included in net income			0	(27)	1	7	(11)	(24)	27	19	0	(1)	17	(26)
Balance	(10,962)	(10,955)	1	10	(10,482)	(11,929)	218	61	(703)	(852)	4	4	(10,962)	(12,706)